Financial liabilities - Disclosure of Commercialization Date Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Based date
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	€ 36,409
P&L impact	0
Global impact	0
Based date | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	38,699
P&L impact	0
Global impact	0
1 year after
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	33,982
P&L impact	2,427
Global impact	2,427
1 year after | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	35,749
P&L impact	2,950
Global impact	€ 2,950